UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                   Investment Company Act file number 811-3864

                            Oppenheimer Balanced Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--50.4%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.3%
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
McDonald's Corp.                                                             217,200    $     6,963,432
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
WCI Communities, Inc. 1                                                       97,400          2,863,560
--------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
IAC/InterActiveCorp 1                                                        144,400          3,988,328
--------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leapfrog Enterprises, Inc. 1                                                  66,400            903,040
--------------------------------------------------------------------------------------------------------
MEDIA--6.3%
Liberty Media Corp., Cl. A 1                                               1,400,100         15,373,098
--------------------------------------------------------------------------------------------------------
Liberty Media International, Inc., Cl. A 1                                    65,504          3,028,250
--------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                             3,192,567         30,840,197
--------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                          188,800          6,870,432
                                                                                        ----------------
                                                                                             56,111,977
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The)                                                              118,800          2,509,056

CONSUMER STAPLES--3.6%
--------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
Constellation Brands, Inc., Cl. A 1                                          187,000          8,697,370
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Tyson Foods, Inc., Cl. A                                                     328,900          6,051,760
--------------------------------------------------------------------------------------------------------
TOBACCO--1.9%
Altria Group, Inc.                                                           282,400         17,254,640

ENERGY--3.5%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Halliburton Co.                                                               58,300          2,287,692
--------------------------------------------------------------------------------------------------------
OIL & GAS--3.3%
BP plc, ADR                                                                   70,900          4,140,560
--------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                           49,100          3,590,683
--------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                         62,300          7,631,750
--------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                           112,000          4,096,687
--------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                        200,400          5,410,792
--------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                37,500          4,119,000
                                                                                        ----------------
                                                                                             28,989,472
FINANCIALS--9.7%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
UBS AG                                                                        34,492          2,892,281
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.4%
Bank of America Corp.                                                        238,252         11,195,461
--------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                               103,774          5,458,512
--------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                             77,300          4,804,195
                                                                                        ----------------
                                                                                             21,458,168
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.2%
Citigroup, Inc.                                                              230,700         11,115,126
--------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                         144,300          5,629,143
--------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                99,200          8,678,016
--------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                43,000          2,387,360
                                                                                        ----------------
                                                                                             27,809,645
--------------------------------------------------------------------------------------------------------


                         1 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
INSURANCE--2.6%
Assured Guaranty Ltd.                                                        255,600    $     5,027,652
--------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                              363,100          9,803,700
--------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                   153,300          8,425,368
                                                                                        ----------------
                                                                                             23,256,720
--------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Host Marriott Corp.                                                          197,600          3,418,480
--------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Freddie Mac                                                                   94,400          6,957,280

HEALTH CARE--7.3%
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.8%
MedImmune, Inc. 1                                                            236,000          6,397,960
--------------------------------------------------------------------------------------------------------
Wyeth                                                                        222,400          9,472,016
                                                                                        ----------------
                                                                                             15,869,976
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Beckman Coulter, Inc.                                                         85,200          5,707,548
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Manor Care, Inc.                                                              67,000          2,373,810
--------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                                             65,800          3,719,016
--------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                     491,500          5,396,670
                                                                                        ----------------
                                                                                             11,489,496
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.6%
GlaxoSmithKline plc, ADR                                                      87,800          4,160,842
--------------------------------------------------------------------------------------------------------
Novartis AG                                                                  127,663          6,433,110
--------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                 291,740          7,844,889
--------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                        245,800          5,132,304
--------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                               239,900          7,871,119
                                                                                        ----------------
                                                                                             31,442,264
INDUSTRIALS--5.4%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.8%
Empresa Brasileira de Aeronautica SA, ADR                                    142,100          4,751,824
--------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                117,600          4,164,216
--------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                     784,617          9,282,019
--------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                 170,100          6,604,983
                                                                                        ----------------
                                                                                             24,803,042
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Cendant Corp.                                                                679,200         15,879,696
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
General Electric Co.                                                         137,700          5,026,050
--------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                       71,000          2,537,540
                                                                                        ----------------
                                                                                              7,563,590
INFORMATION TECHNOLOGY--8.6%
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.1%
Hewlett-Packard Co.                                                          204,479          4,287,925
--------------------------------------------------------------------------------------------------------


                         2 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
International Business Machines Corp.                                        147,100    $    14,501,118
                                                                                        ----------------
                                                                                             18,789,043
--------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Flextronics International Ltd. 1                                             485,300          6,706,846
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Net2Phone, Inc. 1                                                            676,600          2,300,440
--------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
CSG Systems International, Inc. 1                                            162,300          3,035,010
--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
Freescale Semiconductor, Inc., Cl. A 1                                       397,500          7,083,450
--------------------------------------------------------------------------------------------------------
Intel Corp.                                                                  180,700          4,226,573
                                                                                        ----------------
                                                                                             11,310,023
--------------------------------------------------------------------------------------------------------
SOFTWARE--3.8%
Compuware Corp. 1                                                            345,329          2,234,279
--------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                              408,500         10,911,035
--------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                               355,200          2,397,600
--------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                              55,900          1,096,758
--------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                        500,300         17,405,437
                                                                                        ----------------
                                                                                             34,045,109
MATERIALS--1.4%
--------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Praxair, Inc.                                                                 82,700          3,651,205
--------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Companhia Vale do Rio Doce, Sponsored ADR                                    162,900          3,971,502
--------------------------------------------------------------------------------------------------------
GrafTech International Ltd. 1                                                230,900          2,184,314
                                                                                        ----------------
                                                                                              6,155,816
--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc.                                                                 47,100          2,070,987
TELECOMMUNICATION SERVICES--1.2%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
IDT Corp., Cl. B 1                                                           696,200         10,777,176
--------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1                                              450,000                 --
                                                                                        ----------------
                                                                                             10,777,176
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Leap Wireless International, Inc. 1                                            2,251             60,777
UTILITIES--1.4%
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.1%
AES Corp. (The) 1                                                            534,000          7,299,780
--------------------------------------------------------------------------------------------------------
PG&E Corp. 1                                                                  81,300          2,705,664
                                                                                        ----------------
                                                                                             10,005,444
--------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.3%
Sempra Energy                                                                 74,100          2,717,988
                                                                                        ----------------
Total Common Stocks (Cost $311,526,455)                                                     446,794,377
--------------------------------------------------------------------------------------------------------


                         3 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1                               11,758    $        18,578
--------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc. Wts., Exp. 2/28/05 1                                  496                 --
                                                                                        ----------------
Total Rights, Warrants and Certificates (Cost $0)                                                18,578

                                                                           PRINCIPAL
                                                                              AMOUNT
--------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.8%
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                       $  593,276            592,223
--------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2004-A, Cl. A2, 1.88%, 10/25/06                                            1,931,880          1,925,685
--------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                      1,870,000          1,867,663
--------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed                    166,187            166,002
Certificates:
Series 2003-C, Cl. AF1, 2.14%, 7/25/18
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                       385,100            383,617
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2                                     822,739            820,071
--------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity           267,818            267,836
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                       769,926            769,525
Series 2003-4, Cl. 1A1, 2.538%, 9/25/17 3                                    145,350            145,428
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                      690,000            687,683
Series 2004-1, Cl. 2A1, 2.528%, 9/25/21 3                                  1,318,720          1,319,569
--------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                        397,418            399,905
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                        155,633            155,547
--------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2004-DFS, Cl. A2, 2.66%, 11/20/06 2                                        1,330,000          1,324,338
--------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                          772,738            771,277
--------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                     1,430,000          1,439,877
--------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 2.518%, 5/25/33 3                                     86,226             86,282
Series 2003-3, Cl. AF1, 2.538%, 8/25/33 3                                    399,091            399,358
--------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 2                                1,439,507          1,437,708
--------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates, Series 2002-4, Cl. A1, 2.788%, 2/25/33 3          359,952            361,989
--------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                        478,428            478,379
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                      1,909,422          1,906,213
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                                     1,500,000          1,496,403
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                       2,520,000          2,512,264
--------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2004-A, Cl. A2, 2.13%, 10/15/06                       3,090,000          3,077,969
--------------------------------------------------------------------------------------------------------


                         4 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,             $1,077,982    $     1,074,174
Series 2003-3, Cl. A1, 1.50%, 1/15/08
--------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                      1,132,920          1,131,022
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                      1,547,403          1,543,951
--------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                              648,711            647,429
--------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                       678,356            678,261
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                      1,070,963          1,069,417
--------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                         1,139,622          1,135,611
--------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations:
Series 2003-A, Cl. A2, 1.69%, 12/15/05                                       105,566            105,566
Series 2004-A, Cl. A2, 2.55%, 1/15/07                                      1,250,000          1,249,152
--------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                       315,296            316,886
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                      1,293,393          1,288,195
--------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 2.568%, 11/25/34 2,3                                  812,074            812,597
--------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates, Series 2004-5, Cl. A F2,3 .735%, 11/10/34 2                    500,000            498,336
--------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                        108,964            109,121
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                        453,192            452,915
--------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                       272,653            272,644
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                      3,062,254          3,052,506
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                      1,530,000          1,525,166
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                      1,190,000          1,187,652
--------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                          1,560,000          1,552,870
--------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                       197,473            197,407
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                        841,491            839,856
--------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                             1,110,000          1,105,432
--------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                    2,300,739          2,290,106
--------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                     1,057,214          1,055,231
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                     1,580,000          1,574,186
                                                                                        ----------------
Total Asset-Backed Securities (Cost $51,712,960)                                             51,558,500


                         5 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--32.3%
--------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--27.8%
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--27.5%
Federal Home Loan Mortgage Corp.:
5%, 1/1/35 4                                                             $16,924,000    $    16,807,648
5.50%, 1/1/35 4                                                            9,591,000          9,743,861
6%, 9/1/24                                                                 1,281,684          1,332,658
6.50%, 7/1/28-4/1/34                                                       2,123,387          2,233,049
7%, 5/1/29-11/1/34                                                        14,293,119         15,157,203
7%, 4/1/32-1/1/35 4                                                        2,291,000          2,427,028
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%,
5/15/21                                                                       72,045             72,086
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                           384,647            387,710
--------------------------------------------------------------------------------------------------------
Conduit Multiclass Pass-Through Certificates:
Series 2034, Cl. Z, 6.50%, 2/15/28                                           706,859            734,092
Series 2053, Cl. Z, 6.50%, 4/15/28                                           806,911            840,956
Series 2055, Cl. ZM, 6.50%, 5/15/28                                        1,017,970          1,058,763
Series 2075, Cl. D, 6.50%, 8/15/28                                         2,367,974          2,465,060
Series 2080, Cl. Z, 6.50%, 8/15/28                                           643,166            663,205
Series 2387, Cl. PD, 6%, 4/15/30                                           1,317,400          1,365,564
Series 2466, Cl. PD, 6.50%, 4/15/30                                          369,537            371,316
Series 2498, Cl. PC, 5.50%, 10/15/14                                         185,617            187,208
Series 2500, Cl. FD, 2.903%, 3/15/32 3                                       375,044            376,515
Series 2526, Cl. FE, 2.803%, 6/15/29 3                                       457,508            459,155
Series 2551, Cl. FD, 2.803%, 1/15/33 3                                       368,156            370,679
Series 2551, Cl. TA, 4.50%, 2/15/18                                          154,347            154,249
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, (0.21)%, 6/1/26 5                                        636,948            118,921
Series 183, Cl. IO, (1.41)%, 4/1/27 5                                      1,034,351            200,537
Series 184, Cl. IO, 1.85%, 12/1/26 5                                       1,051,921            195,606
Series 192, Cl. IO, 3.27%, 2/1/28 5                                          296,022             55,013
Series 200, Cl. IO, 2.89%, 1/1/29 5                                          361,919             69,386
Series 2130, Cl. SC, 12.38%, 3/15/29 5                                       802,302             83,812
Series 2796, Cl. SD, 19.10%, 7/15/26 5                                     1,158,926            117,146
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 6.97%, 6/1/26 6                    258,250            225,308
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 1/1/20 4                                                            8,270,000          8,244,156
5%, 1/1/20-1/1/35 4                                                       34,377,000         34,229,785
5.50%, 3/1/33-1/1/34                                                       8,941,844          9,088,434
5.50%, 1/1/35 4                                                           32,934,000         33,438,285
6%, 5/1/16-3/1/23                                                          9,848,957         10,274,252
6%, 1/1/35 4                                                              17,499,000         18,095,051
6.50%, 12/1/27-10/1/30                                                     1,134,232          1,192,677
6.50%, 1/1/35 4                                                           23,060,000         24,184,175
7%, 10/1/31-8/1/34                                                        14,830,792         15,728,901
--------------------------------------------------------------------------------------------------------


                         6 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
7%, 6/1/28-1/1/35 4                                                      $11,154,790    $    11,829,617
7.50%, 8/1/29                                                              1,017,644          1,091,774
8.50%, 7/1/32                                                                 77,537             84,234
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                        2,291,287          2,429,475
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                       1,830,492          1,922,101
Trust 1998-63, Cl. PG, 6%, 3/25/27                                           359,353            361,068
Trust 2001-50, Cl. NE, 6%, 8/25/30                                           718,682            728,614
Trust 2001-70, Cl. LR, 6%, 9/25/30                                           689,524            703,042
Trust 2001-72, Cl. NH, 6%, 4/25/30                                           552,176            564,698
Trust 2001-74, Cl. PD, 6%, 5/25/30                                           235,628            238,826
Trust 2002-50, Cl. PD, 6%, 9/25/27                                           389,079            389,340
Trust 2002-77, Cl. WF, 2.81%, 12/18/32 3                                     589,795            593,279
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                      1,009,172          1,011,383
Trust 2003-81, Cl. PA, 5%, 2/25/12                                           293,666            294,746
Trust 2004-101, Cl. BG, 5%, 1/25/20                                        1,633,000          1,647,289
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 319, Cl. 2, (3.08)%, 2/1/32 5                                          697,147            134,000
Trust 2002-38, Cl. SO, 19.60%, 4/25/32 5                                   1,384,180            111,289
Trust 2002-47, Cl. NS, 9.28%, 4/25/32 5                                    1,400,988            146,838
Trust 2002-51, Cl. S, 9.56%, 8/25/32 5                                     1,286,328            134,958
Trust 2002-77, Cl. IS, 15.90%, 12/18/32 5                                  2,358,233            248,634
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 214, Cl. 2, 1.30%, 3/1/23 5                                          1,852,215            352,790
Trust 222, Cl. 2, (2.68)%, 6/1/23 5                                        2,104,726            392,142
Trust 240, Cl. 2, 0.14%, 9/1/23 5                                          3,166,913            603,109
Trust 252, Cl. 2, (3.44)%, 11/1/23 5                                       1,576,042            309,595
Trust 254, Cl. 2, (0.11)%, 1/1/24 5                                          798,470            164,997
Trust 273, Cl. 2, 0.09%, 7/1/26 5                                            462,405             85,436
Trust 321, Cl. 2, (8.44)%, 3/1/32 5                                        7,157,010          1,422,279
Trust 333, Cl. 2, 1.40%, 3/1/33 5                                          6,949,725          1,503,023
Trust 334, Cl. 17, (16.18)%, 2/1/33 5                                      1,173,275            235,211
Trust 2001-81, Cl. S, 13.68%, 1/25/32 5                                      724,467             88,360
Trust 2002-9, Cl. MS, 10.62%, 3/25/32 5                                      971,482            105,967
Trust 2002-52, Cl. SD, 8.85%, 9/25/32 5                                    1,629,873            168,521
Trust 2002-77, Cl. SH, 21.13%, 12/18/32 5                                    917,746             92,939
Trust 2004-54, Cl. DS, 20.40%, 11/25/30 5                                  1,473,793            134,308
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 9.71%, 9/25/23 6                698,147            604,608
                                                                                        ----------------
                                                                                            243,677,940
--------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
3.375%, 3/20/26                                                               51,471             52,338
--------------------------------------------------------------------------------------------------------


                         7 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
7%, 4/15/26                                                              $   329,606    $       351,548
7.50%, 5/15/27                                                             1,532,465          1,649,962
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 14.94%, 1/16/27 5                                  1,540,340            147,320
Series 2002-15, Cl. SM, 9.39%, 2/16/32 5                                   1,439,316            138,769
Series 2002-76, Cl. SY, 9.28%, 12/16/26 5                                  2,987,798            304,779
Series 2004-11, Cl. SM, 10.64%, 1/17/30 5                                  1,185,024            106,553
                                                                                        ----------------
                                                                                              2,751,269
PRIVATE--4.5%
--------------------------------------------------------------------------------------------------------
COMMERCIAL--4.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42         1,480,000          1,480,000
--------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                      926,013            924,188
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                    1,365,460          1,366,322
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                     2,442,449          2,495,331
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                     1,908,762          1,983,324
--------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations, Series 2004-J9, Cl. 1A1, 2.598%, 10/25/34 3                   1,931,815          1,934,038
--------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                      980,000          1,054,246
--------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                      960,000            972,749
--------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp. Commercial Mtg. Securities, Inc.,
Commercial Mtg. Obligations, Series 2004-C3, Cl. A4, 4.547%,
12/10/41                                                                     940,000            942,473
--------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                        744,124            787,706
--------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                   1,003,060            992,157
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                     620,000            632,576
--------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
04-12, Cl. 3A1, 4.593%, 12/25/34 2,3                                       2,986,108          2,990,221
--------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                          2,757,289          2,847,154
--------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34                         3,541,867          3,544,736
--------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. PT65, 6.50%, 12/1/34 4                                  4,383,000          4,513,805
--------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                      1,130,000          1,222,983
--------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                                                    1,362,000          1,570,037
--------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl. F, 8.384%,
1/20/28 2,3                                                                  250,000            205,781
--------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2003-AR12, Cl. A2, 2.446%,
2/25/34 3                                                                     24,361             24,375
--------------------------------------------------------------------------------------------------------


                         8 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-N, Cl. A10, 3.803%, 8/25/34 2                                $ 2,478,135    $     2,486,286
Series 2004-W, Cl. A2, 4.635%, 11/25/34 3                                  1,412,203          1,416,102
--------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.          3,320,000          3,325,447
Obligations, Series 2004-DD, Cl. 2 A1, 4.548%, 1/25/35
                                                                                        ----------------
                                                                                             39,712,037
--------------------------------------------------------------------------------------------------------
OTHER--0.0%
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2003-EF1, Cl. A2, 1.49%, 12/20/05                                            107,885            107,907
--------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.0%
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-B, Cl. 1, 4.357%,
4/25/26 2,3                                                                    4,326              3,993
                                                                                        ----------------
Total Mortgage-Backed Obligations (Cost $285,452,831)                                       286,253,146
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--6.8%
--------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Bonds, 3.125%, 9/15/06                              2,605,000          2,603,351
--------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 2.75%, 10/15/06                       3,500,000          3,473,810
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
6.625%, 9/15/09                                                              475,000            531,753
6.875%, 9/15/10                                                            1,000,000          1,142,964
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07-5/15/09                                                     6,435,000          6,572,545
6%, 5/15/08                                                                  515,000            554,584
7.25%, 1/15/10-5/15/30                                                     6,615,000          7,771,363
--------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                             375,000            398,037
7.125%, 5/1/30                                                             1,128,000          1,407,674
Series A, 6.79%, 5/23/12                                                  11,936,000         13,764,166
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                            2,073,000          2,242,242
5.50%, 8/15/28                                                             2,566,000          2,778,098
STRIPS, 3.37%, 2/15/11 7                                                   2,019,000          1,590,342
STRIPS, 3.86%, 2/15/13 7                                                   2,098,000          1,492,473
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.50%, 9/30/06-10/31/06                                                   11,105,000         11,009,173
4.25%, 11/15/13-11/15/14                                                   3,021,000          3,038,752
                                                                                        ----------------
Total U.S. Government Obligations (Cost $60,337,400)                                         60,371,327
--------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
--------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $729,016)                   665,000            755,773
--------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.5%
--------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93           500,000            577,437
--------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                1,675,000          1,744,193
--------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08          740,000            795,500
--------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8                 365,000            369,610
--------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                         495,000            493,213
--------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                        650,000            661,029
--------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                        1,220,000          1,217,675
--------------------------------------------------------------------------------------------------------


                         9 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07              $ 1,200,000    $     1,304,090
--------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                      1,030,000          1,356,831
--------------------------------------------------------------------------------------------------------
Bank of America Corp.:
4.875% Sr. Unsec. Nts., 1/15/13                                               23,000             23,438
7.80% Jr. Unsec. Sub. Nts., 2/15/10                                          500,000            582,074
--------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                         140,000            155,409
--------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                      770,000            843,150
--------------------------------------------------------------------------------------------------------
Boeing Capital Corp.:
5.65% Sr. Unsec. Nts., 5/15/06                                               127,000            131,000
6.50% Nts., 2/15/12 9                                                      1,000,000          1,122,095
--------------------------------------------------------------------------------------------------------
British Telecommunications plc:
7.875% Nts., 12/15/05                                                      1,070,000          1,116,253
8.125% Nts., 12/15/10                                                        695,000            835,601
--------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                            238,000            240,141
--------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                      980,000          1,026,250
8.125% Unsec. Nts., Series B, 7/15/05                                        335,000            343,868
--------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                          1,710,000          1,921,559
--------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                             895,000            982,263
--------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                    2,020,000          2,171,312
--------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                      1,000,000          1,185,388
--------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.875% Unsec. Nts., 2/15/98                                 550,000            629,313
--------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                         399,000            468,825
--------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                            440,000            559,178
--------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                        925,000            963,498
--------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                   230,000            231,891
--------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                      1,135,000          1,289,466
--------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                       780,000            841,687
--------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                      760,000            786,600
--------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts.,
1/15/08                                                                    1,525,000          1,558,652
--------------------------------------------------------------------------------------------------------
Delphi Automotive Systems Corp., 6.50% Nts., 5/1/09                          685,000            704,728
--------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
6/15/10                                                                    1,050,000          1,252,338
--------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                    725,000            854,307
--------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                830,000            864,321
--------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                       980,000          1,013,083
--------------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                              295,000            313,996
8.375% Nts., 3/15/06                                                         560,000            590,839
--------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08          1,205,000          1,312,876
--------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                     1,875,000          1,837,412
--------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                    730,000            753,932
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                   835,000            956,550
--------------------------------------------------------------------------------------------------------
Food Lion, Inc., 7.55% Nts., 4/15/07                                       1,110,000          1,206,067
--------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                       350,000            411,568
--------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.70% Unsec. Debs., 5/15/97                                  500,000            484,517
--------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts., 10/28/09                                 375,000            404,911
--------------------------------------------------------------------------------------------------------
France Telecom SA:
8.50% Sr. Unsec. Nts., 3/1/11                                                690,000            824,117
9.25% Sr. Unsec. Nts., 3/1/31 3                                              360,000            489,456
--------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                585,000            584,065
--------------------------------------------------------------------------------------------------------


                         10 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07 2                                                    $   496,000    $       535,680
10.55% Unsub. Nts., 12/15/08                                                 199,000            243,278
--------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                 1,400,000          1,405,433
--------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25% Nts., 3/2/11                        1,970,000          2,065,068
--------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                       550,000            571,424
--------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.80% Sr. Unsec. Unsub. Nts.,
Series B, 1/28/10                                                            500,000            578,491
--------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06           480,000            471,385
--------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                     2,270,000          2,329,152
--------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                 635,000            691,040
--------------------------------------------------------------------------------------------------------
Household Finance Corp., 8.875% Sr. Unsec. Nts., 2/15/06                   1,230,000          1,302,404
--------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 13.08% Sr. Unsec. Disc. Nts.,
12/31/09 7                                                                   800,000            452,000
--------------------------------------------------------------------------------------------------------
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds, 11/24/33 8            685,000            762,115
--------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,3                 810,000            915,300
--------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                                    775,000            787,353
8.75% Sr. Unsec. Nts., 8/15/08                                               565,000            644,788
--------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                     1,640,000          1,881,900
--------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                       1,341,000          1,571,928
--------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 1,10                                                                250,000            221,875
--------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                           810,000            891,687
--------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                      2,040,000          2,114,378
--------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                  1,255,000          1,377,163
--------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                       1,450,000          1,646,047
--------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                            1,165,000          1,273,749
--------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                         185,000            199,883
--------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                  880,000            933,427
--------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                                     825,000            820,755
--------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                              935,000            962,450
--------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Nts., 7/15/14                            400,000            391,544
--------------------------------------------------------------------------------------------------------
May Department Stores Co., 3.95% Nts., 7/15/07                               121,000            121,277
--------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375% Nts., 1/15/08                                 1,390,000          1,452,779
--------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                  228,000            241,441
--------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., 9/10/09                            1,880,000          1,880,697
--------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                           760,000            848,875
--------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                124,000            136,513
--------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                          250,000            247,864
7.875% Sr. Unsec. Nts., 11/15/10                                           1,070,000          1,259,378
--------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                           1,125,000          1,292,689
--------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                            510,000            641,325
--------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
6/1/13 8                                                                     591,635            574,463
--------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                1,215,000          1,546,853
--------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8                  1,285,000          1,645,444
--------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 2                       810,000            860,625
--------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                            750,000            889,806
--------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                     312,000            317,615
--------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                              2,110,000          2,161,252
--------------------------------------------------------------------------------------------------------


                         11 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                 $   575,000    $       623,648
--------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                                              870,000            905,134
8.75% Nts., 3/15/32                                                          725,000            968,897
--------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07               695,000            744,519
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07  11                    136,379            137,061
--------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                            965,000            974,743
7.75% Unsec. Sub. Nts., 5/1/10                                                86,000             99,993
--------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                   1,720,000          2,220,049
--------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                           680,000            787,100
--------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                           745,000            751,827
--------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                695,000            894,792
--------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                    308,000            404,620
--------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                     770,000            854,700
--------------------------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 8                                            795,000            797,278
--------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                     1,220,000          1,260,988
6.375% Nts., 10/15/11                                                      1,000,000          1,105,589
6.75% Sr. Unsub. Nts., 2/15/11                                               515,000            577,937
--------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                             241,000            237,910
3.50% Sr. Unsec. Nts., 10/15/07                                            1,255,000          1,241,004
--------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 2.33% Nts., 7/21/05 3,8                           1,825,000          1,825,153
--------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                  1,765,000          1,833,516
--------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                         290,000            328,086
7.125% Sr. Unsec. Nts., 10/1/07                                            1,185,000          1,287,828
--------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 8,11                   292,000            330,690
--------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                          349,000            350,624
--------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                          1,755,000          1,864,886
                                                                                        ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $107,480,243)                         110,956,737
--------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.5%
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked Nts., Series
2003-1, 3.78%, 1/7/05 2,3  (Cost $4,250,000)                               4,250,000          4,237,250
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.3%
--------------------------------------------------------------------------------------------------------
Undivided interest of 4.52% in joint repurchase agreement
(Principal Amount/Value $1,443,703,000, with a maturity value of
$1,443,962,867) with UBS Warburg LLC, 2.16%, dated 12/31/04, to be repurchased at $65,240,741 on 1/3/05, collateralized by Federal
National Mortgage Assn., 5%--6%, 4/1/34--10/1/34, with a value of
$1,474,609,071  (Cost $65,229,000)                                        65,229,000         65,229,000
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding investments purchased with
cash collateral from securities loaned) (Cost $886,717,905)                               1,042,091,463
--------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--1.8%
--------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES --0.2%
Whitehawk CDO Funding Corp., 2.56%, 3/15/05 12                             2,000,000          2,000,000
--------------------------------------------------------------------------------------------------------


                         12 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES --0.1%
Bear Stearns, 2.493%, 1/3/05 12                                          $ 1,000,000    $     1,000,000
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS --1.5%
Undivided interest of 0.46% in joint repurchase agreement
(Principal Amount/Value $2,800,000,000, with a maturity value of
$2,800,550,669) with Nomura Securities, 2.36%, dated 12/31/04, to be repurchased at $12,918,815  on 1/3/05, collateralized by U.S.
Government Mortgage Agencies, 2.58%-7.50%, 1/15/08-10/15/44, with
a value of $2,908,566,289  12                                             12,916,275         12,916,275
                                                                                        ----------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $15,916,275)                                                         15,916,275
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $902,634,180)                                117.5%     1,042,090,963
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (17.5)      (154,955,559)
                                                                         -------------------------------
Net Assets                                                                     100.0%    $  887,135,404
                                                                         ===============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $18,624,590, which represents 2.10% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. Represents the current interest rate for a variable or increasing rate security.

4. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See accompanying Notes to Quarterly Statement of Investments.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $7,972,236 or 0.90% of the Fund's net assets as of December 31, 2004.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $829,917 or 0.09% of the Fund's net assets as of December 31, 2004.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,641,209 or 1.20% of the Fund's net assets as of December 31, 2004.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $1,122,095. See accompanying Notes to Quarterly Statement of Investments.

10. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

11. Interest or dividend is paid-in-kind.

12. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $903,075,259
                                              =============

Gross unrealized appreciation                 $147,128,639
Gross unrealized depreciation                   (8,112,930)
                                              -------------
Net unrealized appreciation                   $139,015,709
                                              =============


                         13 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2004, the market value of these securities comprised 0.5% of the Fund's net assets and resulted in unrealized losses of $12,750.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a whenissued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Fund had purchased $206,909,772 of securities on a when-issued basis or forward commitment and sold $50,980,592 of securities issued on a when-issued basis or forward commitment.


                         14 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2004, securities with an aggregate market value of $221,875, representing 0.03% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other

                         15 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                                    UNREALIZED
                               EXPIRATION      NUMBER OF     VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                DATES      CONTRACTS       DEC. 31, 2004    (DEPRECIATION)
-----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                   3/21/05             345         $38,812,500       $   524,117
U.S. Treasury Nts., 10 yr.        3/21/05             405          45,334,688           233,864
                                                                                    -----------
                                                                                        757,981
                                                                                    -----------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.         3/31/05             185          38,774,844            14,437
U.S. Treasury Nts., 5 yr.         3/21/05             590          64,623,438           (87,642)
                                                                                    -----------
                                                                                        (73,205)
                                                                                    -----------
                                                                                    $   684,776
                                                                                    ===========


                         16 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS. The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non- speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of December 31, 2004, the Fund had entered into the following total return swap agreements:

                                                                 PAID BY                RECEIVED BY
                            SWAP      NOTIONAL               THE FUND AT                THE FUND AT    TERMINATION       UNREALIZED
                    COUNTERPARTY        AMOUNT             DEC. 31, 2004              DEC. 31, 2004          DATES     APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP      5,500,000      One-Month LIBOR BBA      Value of total return        3/31/05          $23,687
                                                                                 of Lehman Brothers
                                                                                         CMBS Index
                                                                              Value of total return
                                                 One-Month LIBOR less 50         of Lehman Brothers
Deutsche Bank AG                      5,500,000             basis points                 CMBS Index         1/1/05           27,401
                                                                                                                            -------
                                                                                                                            $51,088
                                                                                                                            =======

Index abbreviations are as follows:

CMBS            Commercial Mortgage Backed Securities Markets
LIBOR BBA       London-Interbank Offered Rate British Bankers Association

ILLIQUID SECURITIES. As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of December 31, 2004, the Fund had on loan securities valued at $51,900,665.Cash of $52,882,212 was received as collateral for the loans, of which $15,916,275 has been invested in approved instruments.

                         17 | OPPENHEIMER BALANCED FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)